DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 010 [Member]
EBP, Description of the Plan [Line Items]
DESCRIPTION OF THE PLAN
1.    DESCRIPTION OF THE PLAN

General
The Premcor Retirement Savings Plan (the Plan) is a qualified profit-sharing plan covering Valero Energy Corporation’s eligible United States (U.S.) employees. (See “Eligibility and Participation” below for a description of employees eligible for participation in the Plan.) The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). As used in this report, the term “Valero” may refer, depending upon the context, to Valero Energy Corporation, one or more of its consolidated subsidiaries, or all of them taken as a whole.

The description of the Plan included in these notes to financial statements provides only general information. Participants should refer to the plan document for a complete description of the Plan’s provisions.

Plan Administration
Valero, the plan sponsor, is a multinational manufacturer and marketer of petroleum-based and low-carbon liquid transportation fuels and petrochemical products. Valero’s common stock trades on the New York Stock Exchange under the symbol “VLO.”

The Valero Energy Corporation Benefit Plans Administrative Committee (Administrative Committee), consisting of persons selected by Valero, administers the Plan. The members of the Administrative Committee serve without compensation for services in that capacity. Vanguard Fiduciary Trust Company (Vanguard) is the trustee and record keeper under the Plan and has custody of the securities and investments of the Plan through a trust.

Eligibility and Participation
Valero’s employees at its Port Arthur and Memphis Refineries represented by the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union and its Local 13-423 Plant Group and Local 9-00631, respectively, are eligible to participate in the Plan after completing six months of service. Participation in the Plan is voluntary.

Contributions
Participants may make pre-tax contributions from 1 percent up to 50 percent of their eligible compensation, as defined in the plan document, subject to certain limitations under the Internal Revenue Code of 1986, as amended (the Code). Participants may also make designated Roth 401(k) contributions to the Plan. In addition, they may elect to make after-tax contributions up to 5 percent of their eligible compensation; however, Valero does not match these contributions. Total participant contributions cannot exceed 50 percent of eligible compensation.
Any employee may make rollover contributions and eligible Roth 401(k) rollover contributions to the Plan. For the years ended December 31, 2025 and 2024, rollover contributions totaled $169,023 and $315,025, respectively, and were included in participant contributions.

Valero matches 200 percent of the first 3 percent of eligible compensation that a participant contributes on a pre-tax basis or as a Roth 401(k) contribution to the Plan. Valero also matches 100 percent of eligible compensation above 3 percent up to a maximum of 6 percent that participants at the Port Arthur Refinery contribute to the Plan. All employer contributions are made in cash and are invested according to the investment options elected for the participant contributions. Employer contributions receivable as of December 31, 2025 and 2024 were received by the Plan in February 2026 and 2025, respectively.

Participant Accounts
Individual accounts are maintained for each participant. Each participant’s account is adjusted to reflect participant contributions, employer contributions, withdrawals, income, expenses, gains, and losses attributable to the participant’s account.

Vesting
Participants are vested 100 percent in their individual participant contribution accounts at all times. Participants vest in their employer matching contribution accounts at the rate of 20 percent per year and are 100 percent vested after five years of service.

Forfeitures
The Plan provides that if a participant incurs a break in service prior to becoming vested in any part of their employer account, the participant’s prior continuous service will not be disregarded for purposes of the Plan until the break in service equals or exceeds five successive years. Upon a participant’s termination of employment for other than death, total and permanent disability, or retirement on or after age 60, the nonvested portion of the participant’s employer account is forfeited upon distribution. In the event the participant is reemployed prior to incurring a break in service of five successive years, any amounts forfeited under this provision shall be reinstated.

Employer contributions for the years ended December 31, 2025 and 2024 were reduced by $84,000 and $120,000, respectively, from forfeited nonvested accounts. As of December 31, 2025 and 2024, forfeited nonvested accounts available to reduce future employer contributions or plan administrative expenses were $137,296 and $62,998, respectively.
Investment Options
Participants direct the investment of 100 percent of their participant and employer contributions and may transfer existing account balances into any of the investment options offered, subject to certain restrictions. These investment options include mutual funds, a common/collective trust, Valero common stock, and a money market security.
Participants may not designate more than 20 percent of their contributions to be invested in Valero common stock. Transfers into Valero common stock will not be permitted to the extent a transfer would result in more than 50 percent of the aggregate value of the participant’s account being invested in Valero common stock.

Withdrawals
A participant who is an employee may withdraw any after-tax contributions and under certain circumstances may withdraw pre-tax contributions. A participant may withdraw as of any date all or any portion of their account in the following order: (i) up to 100 percent of their after-tax contribution account, (ii) up to 100 percent of their rollover account or Roth rollover account, (iii) up to 100 percent of their pre-tax contributions account or designated Roth contribution account, but only in the event of a hardship, unless the participant has attained age 59½, (iv) up to 100 percent of their vested matching contribution account, but only if the participant has attained age 59½, or (v) amounts in their BP account, as defined in the plan document, in accordance with the withdrawal rights provided under the terms of either the BP America Capital Accumulation Plan or the BP America Savings and Investment Plan.

Distributions
Upon a participant’s death, total and permanent disability, or retirement on or after age 60, the participant or the beneficiary of a deceased participant is entitled to a distribution of the entire value of the participant’s account and employer account regardless of whether or not the accounts are fully vested. Upon a participant’s termination for any other reason, the participant is entitled to a distribution of only the value of the participant’s account and the vested portion of the participant’s employer account.

Distributions resulting from any of the above occurrences may be made in a lump sum distribution. In lieu of the lump sum distribution, a participant or beneficiary may elect to receive the value of the participant’s account in the form of equal monthly installments, subject to certain restrictions. If the value of a vested account balance is equal to or less than $1,000, the account balance may be distributed to the participant in a cash lump sum distribution without the participant’s consent. The distribution of a vested account balance greater than $1,000 shall not be made without the participant’s consent.

Terminated participants may elect to have the Plan’s trustee hold their accounts for distribution to them at a date not later than April 1 of the calendar year after which they attain the required minimum distribution (RMD) age of 73. In this event, terminated participants continue to share in the income, expenses, gains, and losses of the Plan until their accounts are distributed. Effective January 1, 2033, the SECURE 2.0 Act of 2022 (SECURE 2.0 Act) increases the RMD age from 73 to 75. The SECURE 2.0 Act is discussed further on the following page under “SECURE 2.0 Act of 2022.”
The Plan allows participants who are called to active duty military service and who are on military leave for a period of 179 days or more to make withdrawals of all or any portion of their account.
Notes Receivable from Participants
Participants who are employees may borrow, subject to certain limitations, amounts credited to their pre-tax contribution account or designated Roth 401(k) contribution account. The maximum loan amount a participant may have outstanding is restricted to the lesser of:

(a)$50,000, reduced by the excess of (i) the highest outstanding balance of the participant’s loans during a one-year period over (ii) the outstanding balance of all loans to the participant on the day any new loan is made, or

(b)one-half of the current value of the participant’s vested interest in their Plan accounts.

The term of any loan may not exceed five years unless the loan is for the purchase of a participant’s principal residence, in which case the term of the loan shall not exceed 15 years. The balance of the participant’s account and vested portion of their employer account serve as security for the loan. Loans bear interest at a reasonable rate as established by the Administrative Committee, presently at prime plus 1 percent. Loan repayments of principal and interest are made through payroll deductions or as otherwise determined. A participant may continue to make loan repayments following termination of employment pursuant to procedures established by Valero.

Plan Expenses
Plan administrative expenses, including trustee fees and administrative fees, may be paid by the Plan unless paid by Valero. Valero also provides certain other services at no cost to the Plan. Investment related expenses are included in net appreciation in fair value of investments. Individual participant transaction fees, such as overnight delivery fees, redemption fees, and annual loan maintenance fees, are deducted from the respective participant’s account and are included in benefit payments.

SECURE 2.0 Act of 2022
On December 29, 2022, the SECURE 2.0 Act was enacted to help improve retirement savings. The SECURE 2.0 Act made wide-ranging changes, both mandatory and elective, to qualified plans and its provisions have various effective dates. Significant provisions were as follows:

•the RMD age was increased from 72 to 73, effective January 1, 2023, and to age 75, effective January 1, 2033;

•the excise tax for failure to take RMDs was reduced from 50 percent to 25 percent of the RMD amount that was not taken, beginning January 1, 2023; and

•all catch-up contributions for participants with compensation of more than $145,000 (indexed for inflation) are required to be designated as Roth 401(k) contributions beginning after December 31, 2023. However, in August 2023, the Internal Revenue Service (IRS) announced an administrative transition period that delayed this requirement until taxable years beginning after December 31, 2025.
The Plan will incorporate changes in its plan document and administration to the extent required by the SECURE 2.0 Act.